CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Comprehensive income:
Net income	$ 24,461	$ 27,179	$ 37,098
Other comprehensive gain (loss), net of tax:
Currency translation difference on related borrowings	(4,870)	(1,525)	0
Currency translation difference on foreign currency net investments	2,147	3,051	0
Total other comprehensive gain (loss), net of tax:	(2,723)	1,526	0
Comprehensive income	21,738	28,705	37,098
Comprehensive (income) loss attributable to noncontrolling interest	(673)	198	215
Comprehensive income (loss) attributable to controlling interest	$ 21,065	$ 28,903	$ 37,313